Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Beginning balance	$ 8,718	$ 8,308
Expensed during the year	7,615	3,296
Payment of deductibles and uninsured claims	(5,229)	(2,815)
Foreign exchange	643	(71)
Ending balance	$ 11,747	$ 8,718